Property, Plant and Equipment - Summary of Changes in the Carrying Amounts of the Right-of-Use Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	¥ 309,705	¥ 323,011
Additions	87,064	75,239
Depreciation	(77,367)	(75,624)
Other	(63)	(12,921)
Ending balance	319,339	309,705
Land [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	86,637	91,186
Additions	8,500	5,689
Depreciation	(6,988)	(6,399)
Other	1,032	(3,839)
Ending balance	89,181	86,637
Buildings and structures [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	143,825	137,598
Additions	38,740	33,006
Depreciation	(26,452)	(19,110)
Other	(366)	(7,669)
Ending balance	155,747	143,825
Machinery and equipment [member]
Disclosure Of Depreciation For The Right Of Use Assets [Line Items]
Opening Balance	79,243	94,227
Additions	39,824	36,544
Depreciation	(43,927)	(50,115)
Other	(729)	(1,413)
Ending balance	¥ 74,411	¥ 79,243